Note 17 - Financial Instruments (Details) - Cash and Cash Equivalents (USD $)	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Cash and Cash Equivalents [Abstract]
Cash	$ 760,586	$ 447,016
Bankers acceptance (30 days maturity, interest 0.10%)		50,000
Total cash and cash equivalents	$ 760,586	$ 497,016	$ 4,817,088	$ 789,136